Share capital - Free Share Plans (Details)					12 Months Ended
	Jun. 25, 2025 EUR (€) shares	Jun. 22, 2024	Jun. 27, 2023 shares	Mar. 11, 2022	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					0
Capital increase | €					€ 1,662,000	€ 0	€ 61,641,000
AGA 2023 - P1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			427,110		0	0
AGA 2023 - P2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)			439,210		0	0
AGA 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, holding period				1 year
Vesting requirements for share-based payment arrangement, acquisition period	2 years			2 years
Number of shares issued (in shares)	809,820
Capital increase | €	€ 24,294.6
AGA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee		6 months
Number of shares issued (in shares)					0	0